Share-Based Compensation (Details) - Employee Stock Option [Member]	12 Months Ended
Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	1.43%
Weighted average expected term	5 years
Expected volatility	143.10%
Expected dividend yield	0.00%